Schedule of accounts receivable net of allowance for doubtful accounts (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 376,355	$ 514,176	$ 580,889	$ 243,716
Within 30 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	312,798	427,346	521,337	127,415
Between 31 and 60 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	33,609	45,916	5,698	42,445
Between 61 and 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	7,732	10,563	10,405	59,960
More than 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 22,216	$ 30,351	$ 43,449	$ 13,896